Significant customers	12 Months Ended
Dec. 31, 2017
Significant customers
Significant customers

6.          Significant customers

The following table summarizes net revenue or gross accounts receivable for customers which accounted for 5% or more of net revenue and gross accounts receivable:

	Net revenue			Gross accounts receivable
	Year ended December 31,			December 31,
	2017	2016	2015	2017	2016	2015
Customer A	636,662	382,853	366,696	133,281	78,639	75,643
Customer B	538,102	609,802	324,267	95,575	129,619	50,068
Customer C	206,635	*	*	28,521	*	*
Customer A	21%	13%	16%	33%	16%	19%
Customer B	17%	21%	15%	23%	26%	13%
Customer C	7%	*	*	7%	*	*

*Less than 5% of net revenue and gross accounts receivable in the year.